INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 25, 2021	Apr. 30, 2020
IfrsStatementLineItems [Line Items]
Goodwill		$ 5,940,409
Actuarial assumption of discount rates	10.00%
Vital [member]
IfrsStatementLineItems [Line Items]
[custom:PercentageOfWeightedAverageRevenueGrowthRateEarningsBeforeInterestTaxesDepreciationAndAmortization-0]	0.00%	42.00%
[custom:PercentageOfWeightedAverageCostOfCapital-0]	29.00%	24.00%
Impairment loss recognised in profit or loss, goodwill	$ 4,031,628	$ 4,579,763
Impairment loss recognised in profit or loss, intangible assets other than goodwill	15,971	240,752
Reserve of change in value of time value of options		$ 570,133
Dronelogics [member]
IfrsStatementLineItems [Line Items]
[custom:PercentageOfWeightedAverageRevenueGrowthRateEarningsBeforeInterestTaxesDepreciationAndAmortization-0]	6.50%	14.00%
[custom:PercentageOfWeightedAverageCostOfCapital-0]	19.00%	17.00%
Impairment loss recognised in profit or loss, goodwill	$ 2,166,563
Reserve of change in value of time value of options	$ 104,248	$ 597,100
Vital and dronelogics [member]
IfrsStatementLineItems [Line Items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Brand [Member]
IfrsStatementLineItems [Line Items]
Customer relationships			$ 23,000
Computer software [member] | Vital [member]
IfrsStatementLineItems [Line Items]
Customer relationships			433,000
Goodwill [member] | Dronelogics [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired				100.00%
Goodwill			$ 8,353,609	$ 2,166,563